Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.96%
Communication services: 0.39%
Entertainment: 0.39%
Lions Gate Entertainment Corp. Class B†	273,921	$2,257,109
Consumer discretionary: 8.57%
Automobile components: 1.96%
Modine Manufacturing Co.†	47,620	5,602,969
Patrick Industries, Inc.	44,739	5,729,276
		11,332,245
Broadline retail: 0.93%
Ollie’s Bargain Outlet Holdings, Inc.†	54,825	5,353,113
Hotels, restaurants & leisure: 1.64%
International Game Technology PLC	286,324	6,720,024
Papa John’s International, Inc.	62,507	2,764,685
		9,484,709
Household durables: 0.91%
Skyline Champion Corp.†	64,509	5,258,129
Specialty retail: 2.27%
Academy Sports & Outdoors, Inc.	83,660	4,523,496
Boot Barn Holdings, Inc.†	32,558	4,345,842
Burlington Stores, Inc.†	16,211	4,220,047
		13,089,385
Textiles, apparel & luxury goods: 0.86%
On Holding AG Class A†	119,326	4,942,483
Consumer staples: 2.76%
Consumer staples distribution & retail : 1.15%
Performance Food Group Co.†	96,611	6,666,159
Food products: 0.36%
SunOpta, Inc.†	389,017	2,061,790
Personal care products: 1.25%
e.l.f. Beauty, Inc.†	24,726	4,267,213
Oddity Tech Ltd. Class A†	72,744	2,942,131
		7,209,344
Energy: 1.51%
Energy equipment & services: 0.86%
TechnipFMC PLC	168,739	4,977,801
Oil, gas & consumable fuels: 0.65%
Civitas Resources, Inc.	53,179	3,709,767
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Financials: 12.28%
Banks: 1.19%
Triumph Financial, Inc.†	75,694	$6,867,717
Capital markets: 3.17%
Evercore, Inc. Class A	24,311	6,087,231
Stifel Financial Corp.	95,316	8,451,670
Virtu Financial, Inc. Class A	136,456	3,727,978
		18,266,879
Financial services: 3.18%
Essent Group Ltd.	99,646	6,261,755
Flywire Corp.†	194,369	3,558,896
Shift4 Payments, Inc. Class A†	63,846	4,391,966
WEX, Inc.†	22,712	4,166,517
		18,379,134
Insurance: 4.74%
Baldwin Insurance Group, Inc. Class A†	194,762	8,518,890
Bowhead Specialty Holdings, Inc.†	58,485	1,639,335
Palomar Holdings, Inc.†	47,850	4,402,678
Ryan Specialty Holdings, Inc.	110,100	6,781,059
Skyward Specialty Insurance Group, Inc.†	151,713	6,003,283
		27,345,245
Health care: 23.74%
Biotechnology: 9.19%
ADMA Biologics, Inc.†	275,031	3,377,381
Amicus Therapeutics, Inc.†	389,777	4,018,601
Apellis Pharmaceuticals, Inc.†	55,046	2,179,822
Applied Therapeutics, Inc.†	351,960	2,090,642
Blueprint Medicines Corp.†	38,136	4,130,129
Cytokinetics, Inc.†	67,804	4,001,114
Dynavax Technologies Corp.†	256,099	2,865,748
Insmed, Inc.†	82,824	6,025,446
Ionis Pharmaceuticals, Inc.†	57,150	2,826,639
Kiniksa Pharmaceuticals International PLC†	114,768	3,052,829
Myriad Genetics, Inc.†	146,398	4,094,752
Neurocrine Biosciences, Inc.†	26,562	3,760,382
Sarepta Therapeutics, Inc.†	18,636	2,650,785
SpringWorks Therapeutics, Inc.†	71,924	2,582,791
Syndax Pharmaceuticals, Inc.†	95,075	2,158,202
Ultragenyx Pharmaceutical, Inc.†	71,375	3,213,302
		53,028,565
Health care equipment & supplies: 4.97%
CONMED Corp.	45,613	3,149,122
Glaukos Corp.†	30,986	3,630,630
Haemonetics Corp.†	57,731	5,198,677
Inari Medical, Inc.†	86,353	4,020,596
See accompanying notes to portfolio of investments
2 | Allspring Small Company Growth Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
iRhythm Technologies, Inc.†	39,290	$3,388,762
Neogen Corp.†	274,945	4,682,313
Paragon 28, Inc.†	237,527	1,850,335
TransMedics Group, Inc.†	19,331	2,750,028
		28,670,463
Health care providers & services: 2.05%
HealthEquity, Inc.†	53,442	4,194,128
Privia Health Group, Inc.†	152,161	3,155,819
U.S. Physical Therapy, Inc.	46,098	4,494,555
		11,844,502
Health care technology: 2.15%
Evolent Health, Inc. Class A†	161,182	3,758,764
Phreesia, Inc.†	160,146	3,995,643
Waystar Holding Corp.†	202,039	4,646,897
		12,401,304
Life sciences tools & services: 4.74%
Avantor, Inc.†	311,621	8,335,862
Azenta, Inc.†	46,707	2,909,379
BioLife Solutions, Inc.†	142,635	3,426,093
ICON PLC†	30,353	9,969,139
Stevanato Group SpA	130,410	2,696,879
		27,337,352
Pharmaceuticals: 0.64%
Axsome Therapeutics, Inc.†	42,040	3,670,512
Industrials: 24.57%
Aerospace & defense: 1.22%
AAR Corp.†	49,492	3,197,183
Kratos Defense & Security Solutions, Inc.†	169,951	3,830,696
		7,027,879
Air freight & logistics: 0.60%
GXO Logistics, Inc.†	61,919	3,466,226
Building products: 2.57%
Advanced Drainage Systems, Inc.	34,092	6,035,648
AZEK Co., Inc.†	95,245	4,275,548
Zurn Elkay Water Solutions Corp.	139,205	4,518,594
		14,829,790
Commercial services & supplies: 1.60%
Montrose Environmental Group, Inc.†	108,222	3,451,200
Openlane, Inc.†	170,698	3,052,080
RB Global, Inc.	34,092	2,714,746
		9,218,026
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Construction & engineering: 2.01%
Dycom Industries, Inc.†	39,348	$7,220,751
MYR Group, Inc.†	30,924	4,344,204
		11,564,955
Electrical equipment: 1.52%
Atkore, Inc.	33,298	4,495,230
Generac Holdings, Inc.†	27,583	4,294,121
		8,789,351
Ground transportation: 1.26%
Knight-Swift Transportation Holdings, Inc.	74,767	4,069,568
Schneider National, Inc. Class B	119,795	3,223,683
		7,293,251
Machinery: 3.30%
Chart Industries, Inc.†	31,899	5,138,291
Flowserve Corp.	80,843	4,086,614
SPX Technologies, Inc.†	43,259	6,382,433
Wabash National Corp.	158,342	3,402,769
		19,010,107
Marine transportation: 0.74%
Kirby Corp.†	34,956	4,295,393
Professional services: 7.95%
ASGN, Inc.†	73,545	6,962,505
FTI Consulting, Inc.†	34,437	7,506,233
ICF International, Inc.	53,690	7,897,799
KBR, Inc.	107,990	7,191,054
SS&C Technologies Holdings, Inc.	118,930	8,675,943
Verra Mobility Corp.†	252,697	7,613,761
		45,847,295
Trading companies & distributors: 1.80%
Boise Cascade Co.	32,306	4,590,360
Core & Main, Inc. Class A†	108,107	5,780,481
		10,370,841
Information technology: 20.59%
Communications equipment: 1.56%
Ciena Corp.†	107,689	5,679,518
Lumentum Holdings, Inc.†	64,390	3,334,114
		9,013,632
Electronic equipment, instruments & components: 2.98%
Advanced Energy Industries, Inc.	41,407	4,818,533
Itron, Inc.†	43,748	4,525,293
See accompanying notes to portfolio of investments
4 | Allspring Small Company Growth Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
PAR Technology Corp.†	86,741	$4,392,564
Rogers Corp.†	28,347	3,463,436
		17,199,826
Semiconductors & semiconductor equipment: 2.57%
FormFactor, Inc.†	69,313	3,712,405
Onto Innovation, Inc.†	18,307	3,502,129
Synaptics, Inc.†	31,494	2,750,056
Teradyne, Inc.	37,039	4,858,035
		14,822,625
Software: 12.77%
BILL Holdings, Inc.†	39,067	1,951,787
Box, Inc. Class A†	237,171	6,669,248
Braze, Inc. Class A†	91,185	4,017,611
Confluent, Inc. Class A†	144,654	3,619,243
CyberArk Software Ltd.†	24,454	6,269,516
DoubleVerify Holdings, Inc.†	92,846	1,960,908
Jamf Holding Corp.†	245,505	4,495,197
JFrog Ltd.†	145,441	5,608,205
LiveRamp Holdings, Inc.†	109,089	3,303,215
nCino, Inc.†	117,158	3,838,096
Nutanix, Inc. Class A†	74,302	3,752,994
PagerDuty, Inc.†	167,761	3,511,238
PTC, Inc.†	52,878	9,404,352
SentinelOne, Inc. Class A†	118,653	2,717,154
Sprout Social, Inc. Class A†	82,868	3,237,653
Varonis Systems, Inc.†	121,887	6,719,630
Zuora, Inc. Class A†	281,412	2,552,407
		73,628,454
Technology hardware, storage & peripherals: 0.71%
Pure Storage, Inc. Class A†	68,546	4,107,962
Materials: 2.97%
Chemicals: 2.24%
Element Solutions, Inc.	303,967	8,191,911
Orion SA	191,567	4,716,379
		12,908,290
Metals & mining: 0.73%
Steel Dynamics, Inc.	31,561	4,204,557
Real estate: 0.58%
Real estate management & development: 0.58%
DigitalBridge Group, Inc.	236,575	3,342,805
Total common stocks (Cost $342,822,710)		565,094,972
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 5

Portfolio of investments—July 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.91%
Investment companies: 1.91%
Allspring Government Money Market Fund Select Class♠∞		5.25%	10,999,791	$10,999,791
Total short-term investments (Cost $10,999,791)				10,999,791
Total investments in securities (Cost $353,822,501)	99.87%			576,094,763
Other assets and liabilities, net	0.13			757,321
Total net assets	100.00%			$576,852,084

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,643,722	$37,218,324	$(37,862,255)	$0	$0	$10,999,791	10,999,791	$167,081
See accompanying notes to portfolio of investments
6 | Allspring Small Company Growth Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,257,109	$0	$0	$2,257,109
Consumer discretionary	49,460,064	0	0	49,460,064
Consumer staples	15,937,293	0	0	15,937,293
Energy	8,687,568	0	0	8,687,568
Financials	70,858,975	0	0	70,858,975
Health care	136,952,698	0	0	136,952,698
Industrials	141,713,114	0	0	141,713,114
Information technology	118,772,499	0	0	118,772,499
Materials	17,112,847	0	0	17,112,847
Real estate	3,342,805	0	0	3,342,805
Short-term investments
Investment companies	10,999,791	0	0	10,999,791
Total assets	$576,094,763	$0	$0	$576,094,763
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Small Company Growth Portfolio | 7